Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its wholly owned subsidiaries and VIEs and their subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, valuations of acquired intangible assets, share-based compensation, valuation allowances for deferred tax assets, impairment of long-term investments, impairment of long-lived assets, useful lives of definite-lived intangible assets and other long-lived assets as well as goodwill impairment assessment.

Fair value measurements

Fair value measurements

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
•	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•	Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to the long-term investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal or use.
Trading securities

Trading securities

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in the consolidated statements of operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. Allowance for doubtful accounts reflect the Group's best estimate of probable losses inherent in the accounts receivable balances. The Group regularly review allowances by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay.

Property and equipment, net

Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	3 years
Building	44 - 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 - 5 years
Leasehold improvements	lesser of the lease term or the estimated
useful life of the assets

Land use rights, net

Land use rights, net

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use rights.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Domain names	3 - 10 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years
Trade mark	3 years
License of service provider	8 years

As of December 31, 2011 and 2012, the carrying values of these intangible assets with definite useful lives are $5,497 and $11,140, respectively.

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. Certain domain names, trademarks and business license resulting from the acquisitions of business are determined to have indefinite lives. As of December 31, 2011 and 2012, the carrying values of these intangible assets with indefinite lives are $2,357 and $1,170, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2010, 2011 and 2012, the Group recognized nil, $87 and $1,151, respectively, of impairment losses on identifiable intangible assets with determinable useful lives. The related intangible assets are impaired in full when impairment indicators are noted.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Impairment of indefinite-lived intangible assets

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. During the years ended December 31, 2010, 2011 and 2012, the Group recognized nil, nil and $197, respectively, of impairment losses on its indefinite-lived intangible assets.

Equity method investments

Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012, respectively, on these equity method investments based on their fair value which would be minimal.

Cost method investments

Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 in 2010, 2011 and 2012, respectively.

Revenue recognition

Revenue recognition

The Group generates its revenue through internet services and sales of third party anti-virus software. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Internet services revenue

Internet services revenue includes online advertising, internet value-added services and other services.

(1)	Online advertising

The Group provides links to third-party websites or online applications on its platform products (such as Personal Start-up Page). The Group has two general pricing models for advertising links: cost over a time period and cost for performance basis. Under both models, the Group charges fees to its customers directly or indirectly determined based on the effectiveness of advertising links, which is typically measured by active users, clicks, transactions and other actions originated from the 360 Personal Start-up Page. Additionally, fees are determined based on the industry of the customer and the location of the advertising link. For advertising contracts that are charged on the cost over a time period, the Group recognizes revenue ratably over the period the advertising is provided. For contracts that are charged on the cost for performance, the revenue is estimated by the Group based on its internal data, which is confirmed with the respective customers.

The Group also directs search traffic to search engines such as Google through its default search boxes on the Group's 360 Browsers and its default home page, 360 Personal Start-up Page. The Group receives a pre-determined fee from search engine companies based on the number of searches originated from the search boxes in 360 Browsers and 360 Personal Start-up Page, subject to a pre-determined limit, from search engine companies. The revenue is estimated by the Group based on its traffic data, which is confirmed subsequently with the search engine companies. Since the Group launched its own search engine in August 2012, revenue from search referral service has become insignificant.

The Group occasionally engages in nonmonetary transactions to allow certain third parties to bundle the Group's security products with third parties' software products, or to grant the third parties the right to provide links to the Group's free security products on the third parties' websites in exchange for more downloads of its security products. The Group recognizes revenues and expenses at fair value from a nonmonetary transaction only if the fair value of the services exchanged in the transaction is determinable based on the entity's own historical practice of receiving cash, trading securities, or other consideration that is readily convertible to a known amount of cash for similar services from customers unrelated to the counterparty in the nonmonetary transaction. In 2011, the Group engaged in one nonmonetary transaction for which the fair value was determinable (see details in Note 8(v)). Other than this transaction, for the years ended December 31, 2010, 2011 and 2012, the Group engaged in nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized.

(2)	Internet value-added services

The Group's internet value-added services include offering games developed by third parties, offering remote technical support to paying users, and providing other internet value-added services on the Group's platforms.

Games - The Group provides game services and generates revenue from selling in-game currency, which will be later used by game players to purchase in-game virtual items. The Group’s game portfolio includes web games, client-based games and mobile games. All of the games are developed by third-party game developers and can be accessed and played by game players directly through the Group’s game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games. The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game.

Remote technical support - The Group provides live technical assistance on a broad range of computer issues relating to security and performance optimization through remote access to users' computers. The Group generally charges fees on a per case basis for this service and also provides monthly and annual subscriptions. For services charged on a per case basis, the Group recognizes revenue when the service is provided. For monthly and annual subscriptions, the Group recognizes revenue ratably over the life of the subscription. In May 2012, the Group offers remote technical support services for free and refunds prepaid fees to users.

Other internet value-added services – The Group acts as an agent for providing online distribution services and payment collection services on behalf of third-parties, such as online distribution of lottery, collection payment for mobile charges, e-books and etc. The Group provides payment collection services mainly through third-party professional payment and settlement institutions. The Group generally charges commission as a percentage of the gross proceeds or collection amount, and the revenue is estimated by the Group based on its internal system, which is confirmed with the respective cooperators.

Sales of third party anti-virus software

The Group purchases software, such as anti-virus software, from third-party software developers for online distribution to users. The Group recognizes revenue when the activation code of the software is delivered. The Group evaluates its software sales contracts to determine whether to recognize revenues on a gross basis or net of costs of obtaining the associated software. The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the sales. In April 2012, after an agreement with a third-party developer was expired, the Group's sales of third party anti-virus software has been insignificant.

Deferred revenue

Deferred revenue

Deferred revenue primarily includes cash received in advance from customers or end users and unrecognized license fee related to a license granted under a nonmonetary transaction as described in Note 8(v), and deferred subsidy income. The unused cash balances remaining in customers or users' accounts are recorded as a liability. Deferred revenues related to prepayments from third party customers or end users will be recognized as revenue when all of the revenue recognition criteria are met, and deferred revenue related to license fee will be recognized as revenue based on the contract term.

Costs of revenues

Costs of revenues

Cost of revenues primarily consists of business tax, value added tax ("VAT") and related surcharges, payment collection costs, salaries and benefits, bandwidth costs, depreciation of equipment and revenue sharing to third party partners.

Business tax and related surcharges by various Chinese local tax authorities are incurred at rates ranging from 3.39% to 8.70% on revenue generated from providing services.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing and Tianjin in September and December 2012, respectively. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 3.36% to 6.78% on revenue generated from providing services which were previously subject to business tax.

Business tax and VAT included in revenues and cost of revenues for the years ended December 31, 2010, 2011 and 2012 were $2,938, $9,078 and $18,434, respectively.

Product development expenses

Product development expenses

The product development expenses primarily consist of the research and development expenses and expenses incurred for strengthening the existing products. Product development primarily focused on the development and enhancement of security products, cloud-based services, search engine related products, mobile internet products and other internet products and services.

Product development expenses include personnel-related expenses, bandwidth, license and technical service fees, depreciation of property and equipment and amortization of acquired intangible assets. The Group expenses product development costs as incurred.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs of $9,114, $7,843 and $21,082 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Subsidy income

Subsidy income

Government subsidy is recorded as a liability in deferred revenue when received, and recognized as subsidy income when the project is inspected and confirmed by the government, or it is not subject to future return or reimbursement. The Group recognized subsidy income of $266, $151 and $2,570 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not of being realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year excluding any outstanding ordinary shares that are contingently refundable subject to the satisfaction of both the service and performance condition on the nonvested shares. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company computes earnings per Class A and Class B ordinary shares using the two-class method. The unvested portions of nonvested shares are participating securities as all outstanding nonvested shares are entitled to nonforfeitable dividends that participate in undistributed earnings with ordinary shares. Since the nonvested shares are considered participating securities, the nonvested shares issued by the Company are required to apply the two-class method when computing basic earnings per share.

The Group has share options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options is computed using the treasury stock method.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in its local currency, the Renminbi ("RMB") which is the functional currency of these entities. The financial records of the Company's subsidiaries located in Hong Kong are maintained in U.S. dollar which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income of the Group includes the cumulative foreign currency translation adjustments and net income for the year. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes or Binomial-Model option pricing model to measure the value of options granted to employees and nonemployees at each grant date or measurement date.

Risks and uncertainties

Risks and uncertainties

The Group participates in a dynamic industry with rapid changes in regulations, technology trends, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain certain necessary employees to support its growth; risks associated with the Group's ability to keep and increase the user base; risks associated with the Group's growth strategies and general risks associated with the internet security industry, and risks surrounding pending litigations.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from their customers. The Group maintains reserves for potential credit losses.

Details of the customers that account for 10% or more of total revenues are as follow:

	For the year ended December 31,
	2010	2011	2012

Customer
A	21%	10%	5%
B	6%	11%	10%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2011	2012

Customer
A	10%	-
B	24%	29%
C	8%	12%

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•	Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•	Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•	Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ''more likely than not'' that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

•	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
•	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which will not have a significant impact on its financial condition or results of operations.